Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information

11. SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the year ended December 31, 2020 and 2019 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019	December 31, 2018
Decrease (increase) in accounts receivables	102	(126)	84
Decrease in prepaid expenses	7	3	19
Increase (decrease) in trade payables and accrued liabilities	(155)	134	(82)
Total changes in working capital	(46)	11	21

During the year ended December 31, 2020, the Company:

i)	transferred $3,782,706 from reserve to deficit;
ii)	recorded $6,506 as the net change for accrued exploration and evaluation expenditures;
iii)	recorded $267,000 as a provision for restoration obligation;
iv)	reclassed $24,000 from advance to investment;
v)	offset $33,735 from due to related party to investment; and
vi)	offset $7,500 in trade payables to proceeds from issuance of common stock.

During the year ended December 31, 2019, the Company:

i)	transferred $3,860,656 from reserve to deficit;
ii)	recorded $171,444 as the net change for accrued exploration and evaluation expenditures;
iii)	paid $51,000 as non-cash consideration for exploration and evaluation expenditures; and
iv)	recorded $88,987 of flow-through share premium liability.

During the year ended December 31, 2018, the Company:

i)	transferred $229,381 from reserve to deficit;
ii)	recorded $250,000 of share issuance costs in trade payables; and
iii)	recorded $186,304 in accrued exploration and evaluation expenditures.